Derivative Financial Instruments (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Instruments [Abstract]
Changes in fair value of derivative financial instruments gain (loss)	$ (108,846)	$ 156,766	$ (32,591)
Accounting hedges recognized in other comprehensive income	26,238		$ 47,920
Cost of inventories	56,127
Cost of sales	39,294
Capitalized in inventories	$ 16,833